Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share
Schedule of basic and diluted earnings per share
	$		$		$

	2026 Millions		2025 Millions		2024 Millions

Weighted average number of shares for basic earnings per share		24,033		26,149		27,056

Effect of dilutive potential shares: Employee share schemes		–		–		95

Weighted average number of shares for diluted earnings per share		24,033		26,149		27,151

	$		$		$

	2026 €m		2025 € m		2024 € m

(Loss)/profit for earnings per share from continuing operations attributable to owners		(289)		(4,147)		1,205

Loss for earnings per share from discontinued operations attributable to owners		(108)		(22)		(65)

(Loss)/profit for basic and diluted earnings per share		(397)		(4,169)		1,140

	$		$		$

	2026 eurocents		2025 eurocents		2024 eurocents

Basic (loss)/earnings per share from continuing operations		(1.20)c		(15.86)c		4.45c

Basic loss per share from discontinued operations		(0.45)c		(0.08)c		(0.24)c

Basic (loss)/earnings per share		(1.65)c		(15.94)c		4.21c

	$		$		$

	2026 eurocents		2025 eurocents		2024 eurocents

Diluted (loss)/earnings per share from continuing operations		(1.20)c		(15.86)c		4.44c

Diluted loss per share from discontinued operations		(0.45)c		(0.08)c		(0.24)c

Diluted (loss)/earnings per share		(1.65)c		(15.94)c		4.20c